                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_]; Amendment Number: ____________

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

     Peter de Roetth
   (signature on file)      Boston, Massachusetts            2/13/06
 --------------------------
       [Signature]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

Page 1 of 3 FORM 13 F Name of Reporting Manager Account Management, LLC (SEC USE ONLY)

                                                                                                           Item 8:
                                                                        Item 6:                       Voting Authority
                                                                 Investment Discretion                    (Shares)
                                                             -----------------------------          ---------------------
                                                    Item 5:            (b) Shared-         Item 7:
                    Item 2:   Item 3:    Item 4:   Shares or               As        (c)   Managers
     Item 1:        Title of   CUSIP   Fair Market Principal             Defined   Shared-   See               (b)   (c)
  Name of Issuer     Class    Number      Value     Amount   (a) Sole  in Instr. V  Other  Instr. V (a) Sole  Shared None
------------------- -------- --------- ----------- --------- --------- ----------- ------- -------- --------- ------ ----
Maxim Integrated     Common
  Products.........  Stock   57772K101 25,613,562    706,776   706,776                                706,776
Corporate Executive  Common
  Board............  Stock   21988R102 19,294,470    215,100   215,100                                215,100
IDT Corporation      Common
  Class B..........  Stock   448947309  5,570,370    476,100   476,100                                476,100
Supertex Inc.......  Common
                     Stock   868532102  1,902,750     43,000    43,000                                 43,000
Costar Group.......  Common
                     Stock   22160N109  8,072,790    187,000   187,000                                187,000
Credit Acceptance    Common
  Corporation......  Stock   225310101 16,905,000  1,050,000 1,050,000                              1,050,000
Net2Phone, Inc.....  Common
                     Stock   64108N106  1,261,128    618,200   618,200                                618,200
Placer Dome Inc....  Common
                     Stock   725906101    951,595     41,500    41,500                                 41,500
Newmont Mining       Common
  Corporation......  Stock   651639106    841,050     15,750    15,750                                 15,750
Ritchie Bros.        Common
  Auction..........  Stock   767744105  9,400,625    222,500   222,500                                222,500
                                       ----------  ---------
   COLUMN
     TOTALS........                    89,813,340  3,575,926
                                       ----------  ---------

Page 2 of 3 FORM 13 F Name of Reporting Manager Account Management, LLC (SEC USE ONLY)

                                                                                                           Item 8:
                                                                         Item 6:                       Voting Authority
                                                                  Investment Discretion                    (Shares)
                                                      Item 5:  ----------------------------          --------------------
                                            Item 4:   Shares            (b) Shared-         Item 7:
                        Item 2:   Item 3:    Fair       or                  As        (c)   Managers
       Item 1:          Title of   CUSIP    Market   Principal            Defined   Shared-   See              (b)   (c)
    Name of Issuer       Class    Number     Value    Amount   (a) Sole in Instr. V  Other  Instr. V (a) Sole Shared None
----------------------- -------- --------- --------- --------- -------- ----------- ------- -------- -------- ------ ----
Suncor Energy Inc......  Common
                         Stock   867229106   946,950   15,000   15,000                                15,000
Peabody Energy           Common
  Corporation..........  Stock   704549104   247,260    3,000    3,000                                 3,000
AcuSphere Inc..........  Common
                         Stock   00511R870   288,894   54,100   54,100                                54,100
Central Fund Of Canada   Common
  Ltd..................  Stock   153501101   258,780   38,000   38,000                                38,000
National Oilwell         Common
  Varco................  Stock   637071101   361,027    5,758    5,758                                 5,758
JetBlue Airways          Common
  Corporation..........  Stock   477143101 2,018,625  131,250  131,250                               131,250
Shamir Optical Industry  Common
  Ltd..................  Stock   M83683108 1,500,470  132,200  132,200                               132,200
QuickLogic               Common
  Corporation..........  Stock   74837P108   934,175  236,500  236,500                               236,500
Microsoft                Common
  Corporation..........  Stock   594918104 1,464,400   56,000   56,000                                56,000
Vodafone Group Plc.....  Common
                         Stock   92857W100   429,400   20,000   20,000                                20,000
                                           ---------  -------
   COLUMN
     TOTALS............                    8,449,981  691,808
                                           ---------  -------

Page 3 of 3 FORM 13 F Name of Reporting Manager Account Management, LLC (SEC USE ONLY)

                                                                                                          Item 8:
                                                                        Item 6:                       Voting Authority
                                                                 Investment Discretion                    (Shares)
                                                     Item 5:  ----------------------------          --------------------
                                           Item 4:   Shares            (b) Shared-         Item 7:
                       Item 2:   Item 3:    Fair       or                  As        (c)   Managers
       Item 1:         Title of   CUSIP    Market   Principal            Defined   Shared-   See              (b)   (c)
    Name of Issuer      Class    Number     Value    Amount   (a) Sole in Instr. V  Other  Instr. V (a) Sole Shared None
---------------------- -------- --------- --------- --------- -------- ----------- ------- -------- -------- ------ ----
Berkshire Hathaway Hld  Common
  B...................  Stock   084670207 1,599,848      545      545                                   545
Heartland Payment Sys   Common
  Inc.................  Stock   42235N108   346,560   16,000   16,000                                16,000
LifeCell                Common
  Corporation.........  Stock   531927101   571,200   30,000   30,000                                30,000
Neustar, Inc. Cl A....  Common
                        Stock   64126X201 4,802,175  157,500  157,500                               157,500
                        Common
                        Stock                                       0                                     0
                        Common
                        Stock                                       0                                     0
                        Common
                        Stock                                       0                                     0
                        Common
                        Stock                                       0                                     0
                        Common
                        Stock                                       0                                     0
                        Common
                        Stock                                       0                                     0
                                          ---------  -------
                                          7,319,783  204,045
                                          ---------  -------